ACCOUNTING PRINCIPLES AND POLICIES - Schedule of right-of-use assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 7,676	€ 5,979	€ 4,791	€ 4,791
Lease liabilities	8,300	6,309	€ 4,791	5,218
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16			10.80%
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	6,330	5,441	€ 4,228	4,228
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 1,346	€ 538	€ 563	€ 563